Other current financial liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Financial Liabilities

(EUR thousand)		As of March 31
Other financial liabilities	Note	2025	2024
Lease liabilities - current	14	12,083	8,802
Put options related to acquisitions	27	439	1,479
Liabilities related to share-based payment transactions	25	10,137	—
Warrants liabilities		570	863
Other liabilities		1,590	2,544
Total		24,819	13,689

Disclosure of Movement in Warrant Liabilities

(EUR thousand)	For the financial year ended March 31
Warrants liabilities	2025	2024
Opening balance as of April 1	863	11,449
Change in fair value of warrants	(293)	(10,586)
Closing balance as of March 31	570	863